SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING MUNICIPAL FIXED INCOME FUNDS
For the Allspring California Limited-Term Tax-Free Fund
Allspring California Tax-Free Fund
Allspring High Yield Municipal Bond Fund
Allspring Municipal Bond Fund
Allspring Strategic Municipal Bond Fund
(each a “Fund”, together the “Funds”)

Terry Goode and Kim Nakahara have announced their intentions to leave Allspring Global Investments, LLC at the end of 2025. They will continue to serve as portfolio manager of each Fund until November 1, 2025. After that date, all references to Terry Goode and Kim Nakahara in the Funds’ prospectuses and statement of additional information are hereby removed.

Effective immediately, Robert Miller is added as a portfolio manager to Allspring California Limited-Term Tax-Free Fund and Allspring California Tax-Free Fund.

Effective immediately, Adrian Van Poppel is added as a portfolio manager to Allspring Municipal Bond Fund.

I. Prospectus Effective immediately, In the section entitled “Fund Summary – Fund Management” for Allspring California Limited-Term Tax-Free Fund and Allspring California Tax-Free Fund, the Fund Management tables are updated to include the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Robert Miller, Portfolio Manager / 2025

Effective immediately, In the section entitled “Fund Summary – Fund Management” for Allspring Municipal Bond Fund, the Fund Management table is updated to include the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Adrian Van Poppel, Portfolio Manager / 2025

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to add Allspring California Limited-Term Tax-Free Fund and Allspring California Tax-Free Fund under Robert Miller and to add Allspring Municipal Bond Fund under Andrian Van Poppel.

II. Statement of Additional Information

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Portfolio Manager Fund Holdings table is amended to include the following:

Portfolio Manager Fund Holdings[1]
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Robert J. Miller	California Limited-Term Tax-Free Fund California Tax-Free Fund Intermediate Tax/AMT-Free Fund Municipal Bond Fund Pennsylvania Tax-Free Fund Strategic Municipal Bond Fund	$0[2] $0[2] $50,001 - $100,000 $50,001- $100,000 $0 $100,001 - $500,000
Adrian Van Poppel	California Limited Term Tax-Free Fund California Tax-Free Fund Intermediate Tax/AMT-Free Fund Municipal Bond Fund	$10,001 - $50,000 $10,001 - $50,000 $0 $0[3]

1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Robert Miller became a portfolio manager of the Fund on September 4, 2025. The information presented in this table is as of June 30, 2024, at which time Robert Miller was not a portfolio manager of the Fund.
3.	Adrian Van Poppel became a portfolio manager of the Fund on September 4, 2025. The information presented in this table is as of June 30, 2024, at which time Adrian Van Poppel was not a portfolio manager of the Fund.

September 4, 2025	SUP0033 08-25